John Hancock Short Duration Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
John Hancock Bond Trust Class NAV [Member] | John Hancock Short Duration Bond Fund | Class NAV
Prospectus [Line Items]
Annual Return [Percent]	6.11%	5.58%	6.13%	(3.84%)	1.31%	4.26%